UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Northwestern Mutual Life Insurance Company
Address: 720 East Wisconsin Avenue

         Milwaukee, WI  53202

13F File Number:  28-00229

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jefferson V. DeAngelis
Title:     Vice President (Public Markets)
Phone:     414-665-5291

Signature, Place, and Date of Signing:

     Jefferson V. DeAngelis     Milwaukee, WI     September 23, 2009


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-01096                 Russell Trust Company
       28-01190                 Frank Russell Company
       28-05583                 Northwestern Investment Management Company, LLC
       28-10206                 Mason Street Advisors, LLC
       28-11160                 Northwestern Mutual Wealth Management Company

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $5,129 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES TR                     S&P 500 INDEX    464287200      307     2150 SH       DEFINED                                    2150
ISHARES TR                     RUSSELL MCP VL   464287473      476     3103 SH       DEFINED                                    3103
ISHARES TR                     RUSSELL MIDCAP   464287499      350     3374 SH       DEFINED                                    3374
ISHARES TR                     RUSL 3000 VALU   464287663     1482    13663 SH       DEFINED                                   13663
ISHARES TR                     RUSL 2000 VALU   464287630      251     3109 SH       DEFINED                                    3109
ISHARES TR                     RUSSELL1000VAL   464287598      404     4858 SH       DEFINED                                    4858
ISHARES TR                     RUSSELL 1000     464287622      283     3660 SH       DEFINED                                    3660
ISHARES TR                     MSCI EAFE IDX    464287465      398     5234 SH       DEFINED                                    5234
ISHARES TR                     1-3 YR TRS BD    464287457      319     3967 SH       DEFINED                                    3967
ISHARES TR                     COHEN&ST RLTY    464287564      859     8315 SH       DEFINED                                    8315